Related Party Transactions - Schedule of Information About Other Related Party Transactions (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Amounts Settled In Cash Or Shares For Goods And Services Abstract
Total				$ 102,293
Purchases of various goods and services from entities controlled by key management personnel [Member]
Amounts Settled In Cash Or Shares For Goods And Services Abstract
Total	[1]			102,293
Other [Member]
Amounts Settled In Cash Or Shares For Goods And Services Abstract
Total	[2]	17,247	17,571	17,325
Rental of an office suite from Wattle Laboratories Pty Ltd [Member]
Amounts Settled In Cash Or Shares For Goods And Services Abstract
Total				47,293
Services rendered by Grandlodge Capital Pty Ltd [Member]
Amounts Settled In Cash Or Shares For Goods And Services Abstract
Total				$ 55,000

[1]	Purchases from entities controlled by key management personnel
[2]	Other